UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21142
Investment Company Act File Number
Eaton Vance Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Municipal Bond Fund
December 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 167.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Education — 14.6%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$10,654,312
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	15,888,201
Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,660,800
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,381,315
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,357,799
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,213,720
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	8,790	10,169,942
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	40	43,694
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	16,713,108
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	14,727,825
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,541,150
University of California, 5.25%, 5/15/39	4,450	4,874,886
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,235,700

		$126,462,452

Electric Utilities — 1.3%
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	$7,110	$7,863,162
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,653,345

		$11,516,507

General Obligations — 13.2%
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	$8,320	$8,927,360
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,304,890
Florida Board of Education, 5.00%, 6/1/31(3)	10,000	11,198,800
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37	6,465	7,137,360
Georgia, 5.00%, 7/1/29	10,000	11,683,600
Hawaii, 5.00%, 12/1/29	7,620	8,788,222
Hawaii, 5.00%, 12/1/30	6,500	7,442,955
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,199,820
Mississippi, (Capital Improvements Projects), 5.00%, 10/1/30(1)	10,000	11,402,800
New York, 5.00%, 12/15/30	7,660	8,760,972
North East, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/1/28	2,000	2,513,780
Northside, TX, Independent School District, (PSF Guaranteed), 5.00%, 6/15/35	180	189,043
Northside, TX, Independent School District, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	12,865,440
Oregon, 5.00%, 8/1/35(1)	6,750	7,484,198
Oregon, 5.00%, 8/1/36	2,000	2,222,660
Port of Houston Authority, TX, (Harris County), 5.00%, 10/1/35	7,500	8,320,575

		$114,442,475

Hospital — 7.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,066,230
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,873,492
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,760	11,881,833
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	4,215	4,260,691
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	490	489,040
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,610	2,339,682
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,870	1,871,477
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	5,230	5,206,936
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	3,900	3,928,704
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,371,116

	Principal
	Amount
Security	(000’s omitted)	Value
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	$8,310	$1,793,215
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	1,796,400
Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	8,165	8,333,526
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,359,927
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42	100	101,388
South Miami, FL, Health Facilities Authority, (Baptist Health), 5.00%, 8/15/42(1)	900	912,492
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,255,610

		$64,841,759

Industrial Development Revenue — 0.5%
St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	$4,385	$4,391,183

		$4,391,183

Insured-Electric Utilities — 3.7%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,516,400
Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,350	1,517,251
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	13,318,219
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	2,911,900
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,670,491

		$31,934,261

Insured-Education — 3.0%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(4)	$14,400	$17,710,848
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,315,900

		$26,026,748

Insured-Escrowed/Prerefunded — 0.2%
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$525	$632,373
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), (BHAC), (FGIC), Prerefunded to 10/1/13, 5.00%, 10/1/36	600	647,442

		$1,279,815

Insured-General Obligations — 13.8%
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	$3,750	$4,573,200
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,930	8,605,706
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	10,055	8,058,680
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	5,355	5,394,199
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/21	14,465	10,257,132
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	49,750	33,329,017
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,218,610
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	9,690,922
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38	95	98,545
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,358,654
Schaumburg, IL, (BHAC), (FGIC), 5.00%, 12/1/38(1)	12,750	13,011,242
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	8,305	8,130,429

		$119,726,336

Insured-Hospital — 17.4%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,770,905
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,194,480
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	3,950	4,104,405
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	1,050	1,090,793

	Principal
	Amount
Security	(000’s omitted)	Value
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	$11,500	$11,789,800
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	16,164,795
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,843,424
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,298,944
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,576,500
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,805,810
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,744,328
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	18,757,233
New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	5,250	5,464,935
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	555	569,708
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	235	241,228
New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	3,500	3,592,750
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	13,920,786
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,373,631
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,218,954
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	13,379,450

		$150,902,859

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,659,430

		$9,659,430

Insured-Lease Revenue/Certificates of Participation — 11.0%
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$10,985	$10,347,760
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	2,910	3,168,175
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	25,200,000
San Jose, CA, Financing Authority, (Civic Center), (AMBAC), (BHAC), 5.00%, 6/1/37(1)	42,750	42,887,228
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	13,754,390

		$95,357,553

Insured-Other Revenue — 5.6%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$11,900	$11,570,013
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45(1)	25,875	25,157,486
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	16,795	3,686,670
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	7,793,888

		$48,208,057

Insured-Solid Waste — 0.6%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,236,017
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,810,762

		$5,046,779

Insured-Special Tax Revenue — 8.4%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$17,955	$16,114,433
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	9,324,636
Jacksonville, FL, Excise Tax, (FGIC), (NPFG), 5.125%, 10/1/27	1,175	1,203,470
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	11,220,000
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,045	2,996,920

	Principal
	Amount
Security	(000’s omitted)	Value
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$194,590	$13,654,380
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	54,710	7,072,362
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,430,071

		$73,016,272

Insured-Student Loan — 1.1%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$8,755	$9,592,591

		$9,592,591

Insured-Transportation — 21.3%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,052,891
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,575,466
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(5)	10,070	1,049,294
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(5)	3,100	240,250
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(5)	15,000	3,300,000
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	5,920,794
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	3,442,000
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,263,632
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,135,481
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	22,591,040
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,047,480
Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	1,785	1,943,205
Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,550	2,559,639
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	12,686,310
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,116,622
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,267,010
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	21,629,800
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,046,900
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	531,897
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	584,590
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	270,450
San Joaquin Hills, CA, Transportation Corridor Agency, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	9,633,750
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	24,410	17,189,034
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	6,650	6,650,199

		$184,727,734

Insured-Water and Sewer — 23.0%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,137,560
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,563,155
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,204,164
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,408,923
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	3,060	3,301,954
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	8,400,215
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	11,472,600
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,073,325
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	29,288,713
Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	53,500	54,274,680
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	6,774,035
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,329,207
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	15,070	15,056,889
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), (BHAC), (FGIC), 5.00%, 10/1/36	150	154,004
Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), (BHAC), (FGIC), 5.00%, 10/1/36(1)	5,000	5,133,450
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,799,315

	Principal
	Amount
Security	(000’s omitted)	Value
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	$3,535	$3,540,939
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	29,488,194

		$199,401,322

Lease Revenue/Certificates of Participation — 0.3%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,565	$2,779,665

		$2,779,665

Other Revenue — 2.6%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$11,520,667
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,687,640

		$22,208,307

Special Tax Revenue — 3.2%
Michigan Trunk Line Fund, 5.00%, 11/15/30	$1,390	$1,557,217
Michigan Trunk Line Fund, 5.00%, 11/15/31	1,500	1,667,235
Michigan Trunk Line Fund, 5.00%, 11/15/33	1,285	1,412,588
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,020	1,116,879
New York Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/25	10,000	10,794,900
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/31	10,000	11,192,500

		$27,741,319

Senior Living/Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,273,876

		$1,273,876

Transportation — 8.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$8,275	$8,741,131
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,685,113
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,016,629
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	6,500	6,983,535
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,995	11,264,377
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,631,200
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	2,915	3,074,975
Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	2,590	2,728,358
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	4,315,900
Port Authority of New York and New Jersey, 4.75%, 7/15/31	4,300	4,587,154
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,409,450
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,453,350

		$72,891,172

Water and Sewer — 5.8%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,236,800
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,064,048
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	10,963,972
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	10,951,600
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,532,654
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,670,661
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,998,352

		$50,418,087

Total Tax-Exempt Investments — 167.8% (identified cost $1,414,457,040)		$1,453,846,559

Other Assets, Less Liabilities — (67.8)%		$(587,306,692)

Net Assets — 100.0%		$866,539,867

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2011, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments is as follows:

		California	17.1%
		Texas	12.3%
		Others, representing less than 10% individually	70.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2011, 65.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 20.6% of total investments.

(1)		Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		When-issued security.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Defaulted bond.

A summary of open financial instruments at December 31, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	47 U.S. 10-Year Treasury Note	Short	$(6,091,922)	$(6,162,875)	$(70,953)
3/12	320 U.S. 30-Year Treasury Bond	Short	(45,848,195)	(46,340,000)	(491,805)

					$(562,758)

At December 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $562,758.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$787,736,660

Gross unrealized appreciation	$85,284,396
Gross unrealized depreciation	(39,629,497)

Net unrealized appreciation	$45,654,899

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$1,453,846,559	$—	$1,453,846,559

Total Investments	$—	$1,453,846,559	$—	$1,453,846,559

Liability Description

Futures Contracts	$(562,758)	$—	$—	$(562,758)

Total	$(562,758)	$—	$—	$(562,758)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Bond Fund

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 23, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	February 23, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	February 23, 2012